Fair value of financial instruments (Tables)	12 Months Ended
Dec. 31, 2020
16. Fair value of financial instruments
Assets and liabilities held at fair value, disaggregated by valuation technique and by product type

The following table shows Barclays Bank Group’s assets and liabilities that are held at fair value disaggregated by valuation technique (fair value hierarchy) and balance sheet classification:

Assets and liabilities held at fair value
	2020				2019
	Valuation technique using				Valuation technique using
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Barclays Bank Group	£m	£m	£m	£m	£m	£m	£m	£m
Trading portfolio assets	60,619	65,182	1,863	127,664	59,968	51,105	2,264	113,337
Financial assets at fair value through the income statement	4,439	162,930	4,392	171,761	10,300	115,008	4,162	129,470
Derivative financial assets	9,154	289,071	4,468	302,693	5,439	221,048	3,154	229,641
Financial assets at fair value through other comprehensive income	12,150	39,599	153	51,902	11,577	33,400	429	45,406
Investment property	-	-	10	10	-	-	13	13
Total assets	86,362	556,782	10,886	654,030	87,284	420,561	10,022	517,867

Trading portfolio liabilities	(23,331)	(22,780)	(28)	(46,139)	(19,645)	(15,567)	-	(35,212)
Financial liabilities designated at fair value	(159)	(249,126)	(341)	(249,626)	(82)	(204,021)	(343)	(204,446)
Derivative financial liabilities	(8,762)	(285,579)	(6,239)	(300,580)	(5,305)	(219,646)	(3,989)	(228,940)
Total liabilities	(32,252)	(557,485)	(6,608)	(596,345)	(25,032)	(439,234)	(4,332)	(468,598)

The following table shows Barclays Bank Group’s Level 3 assets and liabilities that are held at fair value disaggregated by product type:

Level 3 Assets and liabilities held at fair value by product type
	2020		2019
	Assets	Liabilities	Assets	Liabilities
Barclays Bank Group	£m	£m	£m	£m
Interest rate derivatives	1,613	(1,615)	605	(812)
Foreign exchange derivatives	144	(143)	291	(298)
Credit derivatives	196	(351)	539	(342)
Equity derivatives	2,497	(4,112)	1,710	(2,528)
Commodity derivatives	18	(18)	9	(9)
Corporate debt	698	(3)	521	-
Reverse repurchase and repurchase agreements	-	(174)	-	(167)
Non-asset backed loans	3,093	-	3,280	-
Asset backed securities	767	(24)	756	-
Equity cash products	542	-	1,228	-
Private equity investments	84	-	112	-
Other[a]	1,234	(168)	971	(176)
Total	10,886	(6,608)	10,022	(4,332)

Note

a Other includes commercial real estate loans, funds and fund-linked products, issued debt, government sponsored debt and investment property.

Analysis of movements in Level 3 assets

The following table summarises the movements in the Level 3 balances during the period. Transfers have been reflected as if they had taken place at the beginning of the year.

Analysis of movements in Level 3 assets and liabilities
	As at 1 January 2020					Total gains and losses in the period recognised in the income statement		Total gains or losses recognised in OCI	Transfers		As at 31 December 2020
		Purchases	Sales	Issues	Settlements	Trading income	Other income		In	Out
Barclays Bank Group	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Corporate debt	120	77	(6)	-	-	(35)	-	-	12	(17)	151
Non-asset backed loans	974	1,955	(2,182)	-	(12)	(10)	-	-	39	(55)	709
Asset backed securities	656	458	(428)	-	(40)	(25)	-	-	99	(34)	686
Equity cash products	392	5	(149)	-	-	(41)	-	-	11	(4)	214
Other	122	-	-	-	-	(21)	-	-	2	-	103
Trading portfolio assets	2,264	2,495	(2,765)	-	(52)	(132)	-	-	163	(110)	1,863

Non-asset backed loans	1,964	1,102	(283)	-	(293)	142	-	-	-	(352)	2,280
Equity cash products	835	9	(404)	-	-	(93)	(36)	-	9	-	320
Private equity investments	113	2	(20)	-	(1)	-	(9)	-	15	(12)	88
Other	1,250	3,716	(3,606)	-	(26)	32	(48)	-	386	-	1,704
Financial assets at fair value through the income statement	4,162	4,829	(4,313)	-	(320)	81	(93)	-	410	(364)	4,392

Non-asset backed loans	343	-	-	-	(237)	-	-	-	-	-	106
Asset backed securities	86	-	(35)	-	-	-	-	(4)	-	-	47
Financial assets at fair value through other comprehensive income	429	-	(35)	-	(237)	-	-	(4)	-	-	153

Investment property	13	-	(2)	-	-	-	(1)	-	-	-	10

Trading portfolio liabilities	-	(27)	-	-	-	(1)	-	-	-	-	(28)

Financial liabilities designated at fair value	(343)	-	1	(21)	1	21	-	-	(38)	38	(341)

Interest rate derivatives	(206)	17	(12)	-	85	109	-	-	(18)	23	(2)
Foreign exchange derivatives	(7)	-	-	-	21	(16)	-	-	(19)	22	1
Credit derivatives	198	(125)	24	-	(371)	24	-	-	(21)	116	(155)
Equity derivatives	(820)	(699)	(43)	-	105	(101)	-	-	(13)	(44)	(1,615)
Net derivative financial instruments[a]	(835)	(807)	(31)	-	(160)	16	-	-	(71)	117	(1,771)

Total	5,690	6,490	(7,145)	(21)	(768)	(15)	(94)	(4)	464	(319)	4,278

Analysis of movements in Level 3 assets and liabilities
	As at 1 January 2019	Purchases	Sales	Issues	Settlements	Total gains and losses in the period recognised in the income statement		Total gains or losses recognised in OCI	Transfers		As at 31 December 2019
						Trading income	Other income		In	Out
Barclays Bank Group	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Corporate debt	388	126	(52)	-	(311)	1	-	-	45	(77)	120
Non-asset backed loans	2,263	1,844	(2,799)	-	(134)	24	-	-	200	(424)	974
Asset backed securities	664	202	(166)	-	-	(30)	-	-	16	(30)	656
Equity cash products	136	62	(40)	-	-	(31)	-	-	293	(28)	392
Other	162	-	-	-	(1)	(24)	-	-	-	(15)	122
Trading portfolio assets	3,613	2,234	(3,057)	-	(446)	(60)	-	-	554	(574)	2,264

Non-asset backed loans	1,836	235	-	-	(204)	99	(1)	-	-	(1)	1,964
Equity cash products	559	66	-	-	(2)	3	209	-	-	-	835
Private equity investments	191	5	(9)	-	(2)	-	(17)	-	-	(55)	113
Other	2,064	5,716	(5,720)	-	(9)	12	(33)	-	24	(804)	1,250
Financial assets at fair value through the income statement	4,650	6,022	(5,729)	-	(217)	114	158	-	24	(860)	4,162

Non-asset backed loans	-	283	-	-	-	-	-	60	-	-	343
Asset backed securities	-	116	(30)	-	-	-	-	-	-	-	86
Equity cash products	2	-	(1)	-	-	-	-	(1)	-	-	-
Other	353	-	-	-	(135)	-	-	-	-	(218)	-
Financial assets at fair value through other comprehensive income	355	399	(31)	-	(135)	-	-	59	-	(218)	429

Investment property	9	5	-	-	-	-	(1)	-	-	-	13

Trading portfolio liabilities	(3)	-	-	-	-	-	-	-	-	3	-

Financial liabilities designated at fair value	(261)	(179)	10	(42)	41	67	(2)	-	(27)	50	(343)

Interest rate derivatives	22	(9)	-	-	88	(92)	-	-	(177)	(38)	(206)
Foreign exchange derivatives	7	-	-	-	25	(12)	-	-	(32)	5	(7)
Credit derivatives	1,050	(59)	3	-	(866)	76	-	-	(9)	3	198
Equity derivatives	(607)	(296)	(35)	-	(2)	(296)	-	-	(37)	453	(820)
Net derivative financial instruments[a]	472	(364)	(32)	-	(755)	(324)	-	-	(255)	423	(835)

Total	8,835	8,117	(8,839)	(42)	(1,512)	(203)	155	59	296	(1,176)	5,690

Note

a The derivative financial instruments are represented on a net basis. On a gross basis, derivative financial assets are £4,468m (2019: £3,154m) and derivative financial liabilities are £6,239m (2019: £3,989m).

Analysis of movements in Level 3 liabilities
Analysis of movements in Level 3 assets and liabilities
	As at 1 January 2020					Total gains and losses in the period recognised in the income statement		Total gains or losses recognised in OCI	Transfers		As at 31 December 2020
		Purchases	Sales	Issues	Settlements	Trading income	Other income		In	Out
Barclays Bank Group	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Corporate debt	120	77	(6)	-	-	(35)	-	-	12	(17)	151
Non-asset backed loans	974	1,955	(2,182)	-	(12)	(10)	-	-	39	(55)	709
Asset backed securities	656	458	(428)	-	(40)	(25)	-	-	99	(34)	686
Equity cash products	392	5	(149)	-	-	(41)	-	-	11	(4)	214
Other	122	-	-	-	-	(21)	-	-	2	-	103
Trading portfolio assets	2,264	2,495	(2,765)	-	(52)	(132)	-	-	163	(110)	1,863

Non-asset backed loans	1,964	1,102	(283)	-	(293)	142	-	-	-	(352)	2,280
Equity cash products	835	9	(404)	-	-	(93)	(36)	-	9	-	320
Private equity investments	113	2	(20)	-	(1)	-	(9)	-	15	(12)	88
Other	1,250	3,716	(3,606)	-	(26)	32	(48)	-	386	-	1,704
Financial assets at fair value through the income statement	4,162	4,829	(4,313)	-	(320)	81	(93)	-	410	(364)	4,392

Non-asset backed loans	343	-	-	-	(237)	-	-	-	-	-	106
Asset backed securities	86	-	(35)	-	-	-	-	(4)	-	-	47
Financial assets at fair value through other comprehensive income	429	-	(35)	-	(237)	-	-	(4)	-	-	153

Investment property	13	-	(2)	-	-	-	(1)	-	-	-	10

Trading portfolio liabilities	-	(27)	-	-	-	(1)	-	-	-	-	(28)

Financial liabilities designated at fair value	(343)	-	1	(21)	1	21	-	-	(38)	38	(341)

Interest rate derivatives	(206)	17	(12)	-	85	109	-	-	(18)	23	(2)
Foreign exchange derivatives	(7)	-	-	-	21	(16)	-	-	(19)	22	1
Credit derivatives	198	(125)	24	-	(371)	24	-	-	(21)	116	(155)
Equity derivatives	(820)	(699)	(43)	-	105	(101)	-	-	(13)	(44)	(1,615)
Net derivative financial instruments[a]	(835)	(807)	(31)	-	(160)	16	-	-	(71)	117	(1,771)

Total	5,690	6,490	(7,145)	(21)	(768)	(15)	(94)	(4)	464	(319)	4,278

Analysis of movements in Level 3 assets and liabilities
	As at 1 January 2019	Purchases	Sales	Issues	Settlements	Total gains and losses in the period recognised in the income statement		Total gains or losses recognised in OCI	Transfers		As at 31 December 2019
						Trading income	Other income		In	Out
Barclays Bank Group	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Corporate debt	388	126	(52)	-	(311)	1	-	-	45	(77)	120
Non-asset backed loans	2,263	1,844	(2,799)	-	(134)	24	-	-	200	(424)	974
Asset backed securities	664	202	(166)	-	-	(30)	-	-	16	(30)	656
Equity cash products	136	62	(40)	-	-	(31)	-	-	293	(28)	392
Other	162	-	-	-	(1)	(24)	-	-	-	(15)	122
Trading portfolio assets	3,613	2,234	(3,057)	-	(446)	(60)	-	-	554	(574)	2,264

Non-asset backed loans	1,836	235	-	-	(204)	99	(1)	-	-	(1)	1,964
Equity cash products	559	66	-	-	(2)	3	209	-	-	-	835
Private equity investments	191	5	(9)	-	(2)	-	(17)	-	-	(55)	113
Other	2,064	5,716	(5,720)	-	(9)	12	(33)	-	24	(804)	1,250
Financial assets at fair value through the income statement	4,650	6,022	(5,729)	-	(217)	114	158	-	24	(860)	4,162

Non-asset backed loans	-	283	-	-	-	-	-	60	-	-	343
Asset backed securities	-	116	(30)	-	-	-	-	-	-	-	86
Equity cash products	2	-	(1)	-	-	-	-	(1)	-	-	-
Other	353	-	-	-	(135)	-	-	-	-	(218)	-
Financial assets at fair value through other comprehensive income	355	399	(31)	-	(135)	-	-	59	-	(218)	429

Investment property	9	5	-	-	-	-	(1)	-	-	-	13

Trading portfolio liabilities	(3)	-	-	-	-	-	-	-	-	3	-

Financial liabilities designated at fair value	(261)	(179)	10	(42)	41	67	(2)	-	(27)	50	(343)

Interest rate derivatives	22	(9)	-	-	88	(92)	-	-	(177)	(38)	(206)
Foreign exchange derivatives	7	-	-	-	25	(12)	-	-	(32)	5	(7)
Credit derivatives	1,050	(59)	3	-	(866)	76	-	-	(9)	3	198
Equity derivatives	(607)	(296)	(35)	-	(2)	(296)	-	-	(37)	453	(820)
Net derivative financial instruments[a]	472	(364)	(32)	-	(755)	(324)	-	-	(255)	423	(835)

Total	8,835	8,117	(8,839)	(42)	(1,512)	(203)	155	59	296	(1,176)	5,690

Note

a The derivative financial instruments are represented on a net basis. On a gross basis, derivative financial assets are £4,468m (2019: £3,154m) and derivative financial liabilities are £6,239m (2019: £3,989m).

Unrealised gains and losses on Level 3 financial assets and liabilities

Unrealised gains and losses on Level 3 financial assets and liabilities

The following tables disclose the unrealised gains and losses recognised in the year arising on Level 3 financial assets and liabilities held at year end.

Unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at year end
	2020				2019
	Income statement		Other compre-hensiveincome		Income statement		Other compre-hensive income
Barclays Bank Group	Trading income	Other income		Total	Trading income	Other income		Total
As at 31 December	£m	£m	£m	£m	£m	£m	£m	£m
Trading portfolio assets	(114)	-	-	(114)	(57)	-	-	(57)
Financial assets at fair value through the income statement	115	(89)	-	26	101	199	-	300
Fair value through other comprehensive income	-	-	(1)	(1)	-	-	60	60
Investment property	-	(1)	-	(1)	-	(1)	-	(1)
Trading portfolio liabilities	-	-	-	-	-	-	-	-
Financial liabilities designated at fair value	20	(1)	-	19	64	-	-	64
Net derivative financial instruments	(91)	-	-	(91)	(459)	-	-	(459)
Total	(70)	(91)	(1)	(162)	(351)	198	60	(93)

Significant unobservable inputs, assets

Significant unobservable inputs

The following table discloses the valuation techniques and significant unobservable inputs for assets and liabilities recognised at fair value and classified as Level 3 along with the range of values used for those significant unobservable inputs:

	Valuation technique(s) [a]	Significant unobservable inputs	2020Range		2019Range
			Min	Max	Min	Max	Units[b]
Derivative financial instruments[c]
Interest rate derivatives	Discounted cash flows	Inflation forwards	1	3	1	3%
		Credit spread	17	1,831	41	1,620	bps
	Comparable pricing	Price	-	84	-	37	points
	Option model	Inflation volatility	31	227	47	190	bps vol
		Interest rate volatility	6	489	8	431	bps vol
		FX - IR correlation	(30)	78	(30)	78%
		IR - IR correlation	(20)	99	(30)	100%
Credit derivatives	Discounted cash flows	Credit spread	5	480	72	200	bps
	Comparable pricing	Price	-	100	-	155	points
Equity derivatives	Option model	Equity volatility	1	110	1	200%
		Equity - equity correlation	(45)	100	(20)	100%
	Discounted cash flow	Discounted margin	(225)	3,000	(500)	1,100	bps
Non-derivative financial instruments
Non-asset backed loans	Discounted cash flows	Loan spread	32	477	31	624	bps
		Credit spread	200	300	180	1,223	bps
		Price	-	104	-	133	points
		Yield	5	8	6	12%
	Comparable pricing	Price	-	137	-	123	points
Asset backed securities	Comparable pricing	Price	-	112	-	99	points
Corporate debt	Comparable pricing	Price	-	127	-	100	points
Other[d]	Discounted cash flows	Credit spread	146	483	126	649	bps

Notes

a A range has not been provided for Net Asset Value as there would be a wide range reflecting the diverse nature of the positions.

b The units used to disclose ranges for significant unobservable inputs are percentages, points and basis points. Points are a percentage of par; for example, 100 points equals 100% of par. A basis point equals 1/100th of 1%; for example, 150 basis points equals 1.5%.

c Certain derivative instruments are classified as Level 3 due to a significant unobservable credit spread input into the calculation of the Credit Valuation Adjustment for the instruments. The range of significant unobservable credit spreads is between 17-1,831bps (2019: 41-1,620bps).

d Other includes commercial real estate loans.

Significant unobservable inputs, liabilities
	Valuation technique(s) [a]	Significant unobservable inputs	2020Range		2019Range
			Min	Max	Min	Max	Units[b]
Derivative financial instruments[c]
Interest rate derivatives	Discounted cash flows	Inflation forwards	1	3	1	3%
		Credit spread	17	1,831	41	1,620	bps
	Comparable pricing	Price	-	84	-	37	points
	Option model	Inflation volatility	31	227	47	190	bps vol
		Interest rate volatility	6	489	8	431	bps vol
		FX - IR correlation	(30)	78	(30)	78%
		IR - IR correlation	(20)	99	(30)	100%
Credit derivatives	Discounted cash flows	Credit spread	5	480	72	200	bps
	Comparable pricing	Price	-	100	-	155	points
Equity derivatives	Option model	Equity volatility	1	110	1	200%
		Equity - equity correlation	(45)	100	(20)	100%
	Discounted cash flow	Discounted margin	(225)	3,000	(500)	1,100	bps
Non-derivative financial instruments
Non-asset backed loans	Discounted cash flows	Loan spread	32	477	31	624	bps
		Credit spread	200	300	180	1,223	bps
		Price	-	104	-	133	points
		Yield	5	8	6	12%
	Comparable pricing	Price	-	137	-	123	points
Asset backed securities	Comparable pricing	Price	-	112	-	99	points
Corporate debt	Comparable pricing	Price	-	127	-	100	points
Other[d]	Discounted cash flows	Credit spread	146	483	126	649	bps

	Valuation technique(s) [a]	Significant unobservable inputs	2020Range		2019Range
			Min	Max	Min	Max	Units[b]
Derivative financial instruments[c]
Interest rate derivatives	Discounted cash flows	Inflation forwards	1	3	1	3%
		Credit spread	17	1,831	41	1,620	bps
	Comparable pricing	Price	-	84	-	37	points
	Option model	Inflation volatility	31	227	47	190	bps vol
		Interest rate volatility	6	489	8	431	bps vol
		FX - IR correlation	(30)	78	(30)	78%
		IR - IR correlation	(20)	99	(30)	100%
Credit derivatives	Discounted cash flows	Credit spread	5	480	72	200	bps
	Comparable pricing	Price	-	100	-	155	points
Equity derivatives	Option model	Equity volatility	1	110	1	200%
		Equity - equity correlation	(45)	100	(20)	100%
	Discounted cash flow	Discounted margin	(225)	3,000	(500)	1,100	bps
Non-derivative financial instruments
Non-asset backed loans	Discounted cash flows	Loan spread	32	477	31	624	bps
		Credit spread	200	300	180	1,223	bps
		Price	-	104	-	133	points
		Yield	5	8	6	12%
	Comparable pricing	Price	-	137	-	123	points
Asset backed securities	Comparable pricing	Price	-	112	-	99	points
Corporate debt	Comparable pricing	Price	-	127	-	100	points
Other[d]	Discounted cash flows	Credit spread	146	483	126	649	bps

Notes

a A range has not been provided for Net Asset Value as there would be a wide range reflecting the diverse nature of the positions.

b The units used to disclose ranges for significant unobservable inputs are percentages, points and basis points. Points are a percentage of par; for example, 100 points equals 100% of par. A basis point equals 1/100th of 1%; for example, 150 basis points equals 1.5%.

c Certain derivative instruments are classified as Level 3 due to a significant unobservable credit spread input into the calculation of the Credit Valuation Adjustment for the instruments. The range of significant unobservable credit spreads is between 17-1,831bps (2019: 41-1,620bps).

d Other includes commercial real estate loans.

Sensitivity analysis of valuations using unobservable inputs, assets
Sensitivity analysis of valuations using unobservable inputs
	2020				2019
	Favourable changes		Unfavourable changes		Favourable changes		Unfavourable changes
	Income statement	Equity	Income statement	Equity	Income statement	Equity	Income statement	Equity
	£m	£m	£m	£m	£m	£m	£m	£m
Interest rate derivatives	82	-	(123)	-	44	-	(127)	-
Foreign exchange derivatives	6	-	(11)	-	5	-	(7)	-
Credit derivatives	55	-	(44)	-	73	-	(47)	-
Equity derivatives	174	-	(179)	-	114	-	(119)	-
Commodity derivatives	2	-	(2)	-	-	-	-	-
Corporate debt	16	-	(14)	-	11	-	(16)	-
Non asset backed loans	104	3	(190)	(3)	125	8	(228)	(8)
Equity cash products	158	-	(141)	-	123	-	(175)	-
Private equity investments	15	-	(15)	-	16	-	(25)	-
Other[a]	21	-	(21)	-	1	-	(1)	-
Total	633	3	(740)	(3)	512	8	(745)	(8)

Note

a Other includes commercial real estate loans, funds and fund-linked products, issued debt, government sponsored debt and investment property.

Sensitivity analysis of valuations using unobservable inputs, liabilities
Sensitivity analysis of valuations using unobservable inputs
	2020				2019
	Favourable changes		Unfavourable changes		Favourable changes		Unfavourable changes
	Income statement	Equity	Income statement	Equity	Income statement	Equity	Income statement	Equity
	£m	£m	£m	£m	£m	£m	£m	£m
Interest rate derivatives	82	-	(123)	-	44	-	(127)	-
Foreign exchange derivatives	6	-	(11)	-	5	-	(7)	-
Credit derivatives	55	-	(44)	-	73	-	(47)	-
Equity derivatives	174	-	(179)	-	114	-	(119)	-
Commodity derivatives	2	-	(2)	-	-	-	-	-
Corporate debt	16	-	(14)	-	11	-	(16)	-
Non asset backed loans	104	3	(190)	(3)	125	8	(228)	(8)
Equity cash products	158	-	(141)	-	123	-	(175)	-
Private equity investments	15	-	(15)	-	16	-	(25)	-
Other[a]	21	-	(21)	-	1	-	(1)	-
Total	633	3	(740)	(3)	512	8	(745)	(8)

Fair value adjustments

Fair value adjustments

Key balance sheet valuation adjustments are quantified below:

	2020	2019
	£m	£m
Exit price adjustments derived from market bid-offer spreads	(483)	(420)
Uncollateralised derivative funding	(115)	(57)
Derivative credit valuation adjustments	(268)	(135)
Derivative debit valuation adjustments	113	155

Comparison of carrying amounts and fair values for assets and liabilities not held at fair value

Comparison of carrying amounts and fair values

The following tables summarises the fair value of financial assets and liabilities measured at amortised cost on Barclays Bank Group’s balance sheet:

Barclays Bank Group	2020					2019
	Carrying amount	Fair value	Level 1	Level 2	Level 3	Carrying amount	Fair value	Level 1	Level 2	Level 3
As at 31 December	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Financial assets
Loans and advances at amortised cost	134,267	134,537	8,824	65,267	60,446	141,636	141,251	6,827	69,289	63,133
Reverse repurchase agreements and other similar secured lending	8,981	8,981	-	8,981	-	1,731	1,731	-	1,731	-

Financial liabilities
Deposits at amortised cost	(244,696)	(244,738)	(165,909)	(78,769)	(60)	(213,881)	(213,897)	(135,398)	(78,494)	(5)
Repurchase agreements and other similar secured borrowing	(10,443)	(10,443)	-	(10,443)	-	(2,032)	(2,032)	-	(2,032)	-
Debt securities in issue	(29,423)	(29,486)	-	(27,630)	(1,856)	(33,536)	(33,529)	-	(31,652)	(1,877)
Subordinated liabilities	(32,005)	(33,356)	-	(33,356)	-	(33,425)	(34,861)	-	(34,861)	-